Business acquisitions and disposition	12 Months Ended
Dec. 31, 2022
Business Combinations1 [Abstract]
Business acquisitions and disposition

Note 4	Business acquisitions and disposition

Acquisition of Distributel Communications Limited (Distributel)
On December 1, 2022, Bell acquired Distributel, a national independent communications provider offering a wide range of consumer, business and wholesale communications services, for cash consideration of $303 million ($282 million net of cash acquired) and $39 million of estimated additional cash consideration contingent on the achievement of certain performance objectives. This contingent consideration is expected to be settled by 2026 and the maximum contingent consideration payable is $65 million. The acquisition of Distributel is expected to support Bell’s strategy to grow residential and business customers. The results of Distributel are included in our Bell Wireline segment.

The allocation of the purchase price includes provisional estimates, in particular for indefinite and finite-life intangibles. The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration	303
Contingent consideration	39
Total cost to be allocated	342
Other non-cash working capital	14
Property, plant and equipment	29
Indefinite-life intangible assets (1)	84
Finite-life intangibles (2)	52
Deferred tax assets	8
Other long-term assets	4
Trade payables and other liabilities	(28)
Contract liabilities	(3)
Deferred tax liabilities	(39)
Other long-term liabilities	(6)
115
Cash and cash equivalents	21
Fair value of net assets acquired	136
Goodwill (3)	206
(1)Consists mainly of brand and digital assets.
(2)Consists mainly of customer relationships.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell Wireline group of cash-generating units (CGUs).

Operating revenues of $14 million from Distributel are included in the income statements from the date of acquisition. BCE’s consolidated operating revenues for the year ended December 31, 2022 would have been $24,309 million had the acquisition of Distributel occurred on January 1, 2022. This proforma amount reflects the elimination of intercompany transactions and the purchase price allocation. The transaction did not have a significant impact on our net earnings for 2022.

Acquisition of EBOX and other related companies
In February 2022, Bell acquired EBOX and other related companies, which provide Internet, telephone and TV services to consumers and businesses in Québec and parts of Ontario, for cash consideration of $153 million ($139 million net of cash acquired). The acquisition of EBOX and other related companies is expected to accelerate growth in Bell’s residential and small business customers. The results of EBOX and other related companies are included in our Bell Wireline segment.

The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration	153
Total cost to be allocated	153
Other non-cash working capital	5
Property, plant and equipment	5
Indefinite-life intangible assets (1)	17
Finite-life intangible and other assets (2)	15
Trade payables and other liabilities	(17)
Contract liabilities	(5)
Deferred tax liabilities	(9)
11
Cash and cash equivalents	14
Fair value of net assets acquired	25
Goodwill (3)	128
(1)Consists of brand and digital assets.
(2)Consists mainly of customer relationships.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell Wireline group of cash-generating units (CGUs).

Operating revenues of $41 million from EBOX and other related parties are included in the income statements from the date of acquisition. The transaction did not have a significant impact on net earnings for 2022.

Disposition of production studios
In December 2022, we entered into an agreement to sell our 63% ownership in certain production studios and production studios currently under construction, which are included in our Bell Media segment. The transaction is expected to close in the first half of 2023 once we achieve substantial completion of the construction of the production studios and subject to customary closing conditions. As at December 31, 2022, construction of the production studios was ongoing and there remain significant construction activities which must be completed. We estimate we will receive cash proceeds of approximately $220 million from the sale transaction, which amount may vary primarily based on the actual cost incurred to complete the construction of the production studios.